Financial Information by Segments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Information by Segments [Abstract]
Schedule of financial information by segments
	Year ended December 31, 2022
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$30,914,890	$5,867,193	$17,377,164	$		$54,159,247
Cost of sales	(21,575,758)	(5,764,239)	(12,343,864)			(39,683,861)

Gross profit (loss)	9,339,132	102,954	5,033,300			14,475,386
Administrative expenses	(1,096,330)	(286,611)	(1,618,151)		544,392	(2,456,700)
Other income (expenses), net	(71,202)	1,015,586	140,205		(1,012,744)	71,845
Interest income and dividends	415,704	30,175				445,879
Interest expense	(485)	(55,867)	(383,646)		383,646	(56,352)
Loss on financial instruments	(778,649)					(778,649)
Exchange rate gain (loss), net	(540,770)	(58)	(60,625)		60,625	(540,828)

Income (loss) before income taxes	7,267,400	806,179	3,111,083		(24,081)	11,160,581
Income taxes	(2,565,834)	(88,679)	(645,009)			(3,299,522)

Net income (loss) for the year	$4,701,566	$717,500	$2,466,074		$(24,081)	$7,861,059

Depreciation and Amortization	$627,078	$236,601	$253,193			$1,116,872
Total assets	44,025,917	12,930,111	14,149,332		$(3,472,457)	67,632,903

Total liabilities	8,375,028	7,243,113	7,492,843		(3,472,457)	19,638,527

Acquisitions of property, plant and equipment	151,783	252,116	1,292,586			1,696,485

	Year ended December 31, 2021
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$29,678,133	$8,216,595	$17,725,628	$		$55,620,356
Cost of sales	(21,337,462)	(7,159,354)	(11,471,370)			(39,968,186)

Gross profit (loss)	8,340,671	1,057,241	6,254,258			15,652,170
Administrative expenses	(907,798)	(256,875)	(877,969)			(2,042,642)
Other income (expenses), net	(77,530)	454,303	1,793		(455,972)	(77,406)
Interest income	65,631	317				65,948
Interest expense	(28,904)	(61,494)	(96,486)		99,439	(87,445)
Exchange rate gain (loss), net	325,389	(378)	(120,300)		120,300	325,011

Income (loss) before income taxes	7,717,459	1,193,114	5,161,296		(236,233)	13,835,636
Income taxes	(2,472,751)	(477,380)	(1,439,638)			(4,389,769)

Net income (loss) for the year	$5,244,708	$715,734	$3,721,658		$(236,233)	$9,445,867

Depreciation and amortization	$667,167	$270,119	$237,822			$1,175,108

Total assets	47,917,643	10,836,083	8,815,051		$(10,226,205)	57,342,572

Total liabilities	7,828,384	5,544,135	12,396,190		(10,226,205)	15,542,504

Acquisitions of property, plant and equipment	367,496	288,487	410,439			1,066,422

	Year ended December 31, 2020
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$19,660,889	$5,549,366	$10,659,059	$		$35,869,314
Cost of sales	(15,459,258)	(5,677,213)	(8,075,253)			(29,211,724)

Gross profit (loss)	4,201,631	(127,847)	2,583,806			6,657,590
Administrative expenses	(1,117,817)	(240,726)	(660,785)			(2,019,328)
Other income (expenses), net	52,656	505,946	(11,854)			546,749
Interest income	107,605	222	0			107,826
Interest expense	(5,108)	(16,104)	(66,007)		33,473	(53,746)
Exchange rate gain (loss), net	(483,822)	1,510	(1,096,416)		1,215,564	(363,164)

Income before income taxes	2,755,145	123,001	748,744		1,249,037	4,875,927
Income taxes	1,747,568	118,926	211,350			2,077,844

Net income for the year	$1,007,577	$4,075	$537,394		$1,249,037	$2,798,083

Depreciation and Amortization	$693,362	$332,186	$426,723			$1,452,271

Total assets	33,386,043	9,237,831	5,807,121		$(2,927,348)	45,503,647

Total liabilities	6,944,579	4,797,682	3,670,075		(2,927,348)	12,484,988

Acquisitions of property, plant and equipment	278,700	41,054	631,451			951,205